Share Capital (Details) - Stock Option Plan [Member[	9 Months Ended	12 Months Ended
	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Statement [Line Items]
Number balance at beginning	8,044	6,948
Number, Granted	3,940	3,620
Number, Exercised	(1,290)	0
Number, Expired	1,591	2,524
Number balance at ending	9,103	8,044
Weighted average exercise price, balance at beginning	$ 1.67	$ 3.25
Weighted average exercise, Granted	1.41	1.33
Weighted average exercise, Exercised	1.50
Weighted average exercise, Expired	2.61	5.55
Weighted average exercise price, balance at ending	$ 1.42	$ 1.67